Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the year ended December 31, 2013, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
	$	$	$
Balance at beginning of period	(5,681)	(10,894)	—
Initial liability included in Partners’ Equity	—	—	(10,082)
Settlement of liability	6,000	5,870	—
Unrealized loss included in Other income - net	(319)	(657)	(812)

Balance at end of period	—	(5,681)	(10,894)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		December 31, 2013		December 31, 2012
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents	Level 1	219,126	219,126	206,339	206,339
Contingent consideration(note 10e)	Level 3	—	—	(5,681)	(5,681)
Derivative instruments (note 11)
Interest rate swap agreements	Level 2	(141,143)	(141,143)	(270,731)	(270,731)
Cross currency swap agreement	Level 2	(25,433)	(25,433)	13,435	13,435
Foreign currency forward contracts	Level 2	(842)	(842)	2,153	2,153
Non-Recurring:
Vessel held for sale	Level 2	—	—	13,250	13,250
Vessels and equipment (note 18)	Level 2	17,250	17,250	—	—
Vessels and equipment	Level 3	—	—	17,979	17,979
Other:
Long-term debt - public (note 7)	Level 1	(487,097)	(496,609)	(215,641)	(221,086)
Long-term debt - non-public (note 7)	Level 2	(1,881,879)	(1,835,218)	(1,553,991)	(1,452,136)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Direct financing leases	Payment activity	Performing	27,567	33,215